Investments (Repurchase Agreements - Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Total	$ 20,114	$ 21,216
Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	102	50
Maturity Less than 30 Days [Member]
Securities Financing Transaction [Line Items]
Total	7,108	8,576
Maturity Less than 30 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	51	0
Maturity 30 to 90 Days [Member]
Securities Financing Transaction [Line Items]
Total	8,526	5,155
Maturity 30 to 90 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	51	50
Foreign corporate | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	22	25
Foreign corporate | Maturity Less than 30 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	12	0
Foreign corporate | Maturity 30 to 90 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	10	25
Other Debt Obligations [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	80	25
Other Debt Obligations [Member] | Maturity Less than 30 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	39	0
Other Debt Obligations [Member] | Maturity 30 to 90 Days [Member] | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	$ 41	$ 25